Income Tax Benefits (Details) - Schedule of Deferred Components of Income Taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Deferred Components of Income Tax Expense [Abstract]
Current tax expenses
Deferred tax benefit	(171)	$ (24)	(171)
Total income tax benefits	¥ (171)	$ (24)	¥ (171)